Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income (loss)	$ 958	$ (25)
Environmental expenditures	(25)	(22)
Adjustments for non-cash items:
Depreciation and amortization (Note 5)	770	740
Regulatory assets and liabilities	(48)	35
Deferred income tax expense	23	909
Other	14	17
Changes in non-cash balances related to operations (Note 29)	27	(50)
Net cash from operating activities	1,719	1,604
Financing activities
Long-term debt issued	1,500	1,400
Long-term debt repaid	(730)	(753)
Short-term notes issued	4,047	4,242
Short-term notes repaid	(4,156)	(3,916)
Return of stated capital	(748)	(544)
Preferred shares redeemed	(486)	0
Dividends paid	(3)	(15)
Distributions paid to noncontrolling interest	(9)	(8)
Contributions received from sale of noncontrolling interest (Note 4)	12	0
Change in bank indebtedness	0	(3)
Costs to obtain financing	(8)	(6)
Net cash from (used in) financing activities	(581)	397
Investing activities
Property, plant and equipment	(1,510)	(1,411)
Intangible assets	(115)	(120)
Capital contributions received (Note 29)	3	7
Other	(1)	15
Net cash used in investing activities	(1,623)	(1,509)
Net change in cash and cash equivalents	(485)	492
Cash and cash equivalents, beginning of year	492	0
Cash and cash equivalents, end of year	$ 7	$ 492